Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables.
Payable to suppliers	$ 241,936	$ 172,566
Trade notes and bills payable	14,887	20,293
Total	$ 256,823	$ 192,859